Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Other Assets Details Abstract
Prepaid Expenses	$ 61,432	$ 56,376
Other current assets	0	0
Total	$ 61,432	$ 56,376